PREPAID EXPENSE (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Capital Group Communication [Member]
Consulting expense	$ 245,045
Lagoon Labs, LLC [Member]
Consulting expense	$ 128,634